PROSPECTUS  |  April 14, 2008

Allstate Financial Investment Trust

Allstate ClearTarget 2005 Retirement Fund	Allstate ClearTarget 2030 Retirement Fund

Allstate ClearTarget 2010 Retirement Fund	Allstate ClearTarget 2040 Retirement Fund

Allstate ClearTarget 2015 Retirement Fund	Allstate ClearTarget 2050 Retirement Fund

Allstate ClearTarget 2020 Retirement Fund

Class A, Class C and Class I Shares

Each Allstate ClearTarget Retirement Fund seeks the highest total return over time consistent with its asset mix. The asset mix in each Allstate ClearTarget Retirement Fund will emphasize capital growth for periods farther from retirement (which, for example, is the case for the Allstate ClearTarget 2050 Retirement Fund) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the Allstate ClearTarget 2005 Retirement Fund). All Allstate ClearTarget Retirement Funds will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

▶  Are Not FDIC Insured

▶  May Lose Value

▶  Are Not Bank Guaranteed

The investment adviser for the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, Allstate ClearTarget 2015 Retirement Fund, Allstate ClearTarget 2020 Retirement Fund, Allstate ClearTarget 2030 Retirement Fund, Allstate ClearTarget 2040 Retirement Fund and Allstate ClearTarget 2050 Retirement Fund (each a "Fund" and collectively, the "Allstate Funds") is Allstate Institutional Advisors, LLC (the "Adviser"), an SEC registered investment adviser and a Delaware subsidiary of Allstate Life Insurance Company.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Allstate Funds. This summary describes the Allstate Funds' objectives, principal investment strategies, principal risks, and fees.

More details regarding the Allstate Funds can be found in this Prospectus. Please be sure to read this additional information BEFORE you invest.

You should also consider the following:

■  You may lose money by investing in a Fund.

■  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Allstate Funds

Investment Objective

The investment objective of each Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Fund's investment objective may be changed without a shareholder vote. A Fund will, however, provide shareholders 60 days' notice prior to any such change.

Principal Investment Strategies

Each Fund will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund, which represent a variety of asset classes and investment styles (the "Underlying Portfolios"). These asset classes include short-duration bonds, fixed-income securities, equity securities and real estate investment trusts ("REITs"). More information about the Underlying Portfolios' Investments is found under "Description of Underlying Portfolios" below.

Each Fund is managed to the specific year of planned retirement included in its name (the "retirement year"). The Allstate Funds' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Fund, that Fund's asset mix seeks to minimize the likelihood that an investor in that Fund experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Fund's retirement date. Thereafter, the target asset allocation for that Fund will generally be fixed. The static allocation of a Fund's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities, 25% equities and 10% REITs.

The Adviser has engaged AllianceBernstein L.P. ("AllianceBernstein") as subadviser to manage the investment portfolio of each Fund. AllianceBernstein will allow the relative weightings of a Fund's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, AllianceBernstein will generally rebalance the portfolio toward the target asset allocation for that Fund. However, there may be occasions when those ranges will expand to 10% of the Fund's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Fund's target allocation for the various asset classes as of the date of this Prospectus.

Allstate Funds
Asset Allocation by Retirement Year

Years Before/After Retirement	50	40	30	20	15	10	5	Retirement	5 Years After	10 Years After	15 Years After
Asset Class
Short Duration Bonds	—	—	—	—	—	—	—	—	9.0	18.0	27.5
Fixed-Income Securities (Bonds)	5.0	5.0	5.0	7.0	14.0	21.0	28.0	35.0	36.0	37.0	37.5
Real Estate Investment Trusts	5.0	5.0	5.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0
Equity Securities (Stocks)	90.0	90.0	90.0	83.0	76.0	69.0	62.0	55.0	45.0	35.0	25.0

These allocations are not specific to any current Fund, but reflect the expected future allocations of any Fund once it reaches 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

Allstate Funds' Asset Allocation

The following chart illustrates how the asset mix of the Allstate Funds will vary over time. In general, the asset mix of each strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Principal Risks

You could lose money by investing in any of the Allstate Funds. There can be no assurance that a Fund's investment objective will be achieved.

The value of your investment in a Fund will change with changes in the values of that Fund's investments in the Underlying Portfolios. Many factors can affect those values. Principal risks that may affect a Fund's investments as a whole are summarized below. The degree to which the principal risks apply to a particular Fund varies according to the Fund's asset allocation. In general, a Fund with a later retirement year is expected to be more volatile, and thus riskier, than a Fund with an earlier retirement year. A Fund that has achieved its retirement year and thereafter would be expected to be the least volatile of the Allstate Funds. The following principal risks apply to the Allstate Funds:

FUND-OF-FUNDS RISK

The Allstate Funds invest in the Underlying Portfolios. Shareholders of a Fund bear their proportionate share of the Underlying Portfolios' fees and expenses as well as their share of their Fund's fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying Portfolios and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Allstate Funds may be prevented from fully allocating assets to certain Underlying Portfolios due to fund-of-funds investment limitations.

MARKET RISK

This is the risk that the value of an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. Each Fund is subject to this risk, particularly those Allstate Funds with a higher asset allocation to Underlying Portfolios that invest in common stocks. This includes the risk that a particular style of investing, such as growth or value, may be under-performing the stock market generally.

INTEREST RATE RISK

Changes in interest rates will affect the value of an Underlying Portfolio's investments in fixed-income securities. When interest rates rise, the value of an Underlying Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK

This is the risk that the value of assets or income from an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of distributions.

FOREIGN (NON-U.S.) RISK

An Underlying Portfolio's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a country other than the United States. To the extent an Underlying Portfolio invests in a particular country or geographic region, the Underlying Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in non-U.S. issuers.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent an Underlying Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of an Underlying Portfolio's investments or reduce the returns of an Underlying Portfolio. This risk is greater for those Allstate Funds with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. An Underlying Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE INVESTMENT TRUST RISK

REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Allstate Funds are subject to this risk because they invest in the AllianceBernstein Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK

Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Allstate Funds are subject to this risk because they invest in Underlying Portfolios, such as the AllianceBernstein International Growth Portfolio, that emphasize investments in a smaller number of companies.

DERIVATIVES RISK

An Underlying Portfolio may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Allstate Funds, particularly in periods of market declines. An Underlying Portfolio's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such strategies may expose an Underlying Portfolio to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and a security or index.

MANAGEMENT RISK

All Allstate Funds are subject to management risk because each Underlying Portfolio, except the Allstate Large Cap Index Fund, is an actively managed investment portfolio. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions for each Underlying Portfolio that it subadvises, but there can be no guarantee that its decisions will produce the intended result.

Each Fund's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under "Description of Underlying Portfolios" below.

Each Fund's annual portfolio turnover is not expected to exceed 100%. However, certain Underlying Portfolio's annual turnover may exceed 100%. Please see "Underlying Portfolio Turnover" in "Description of Underlying Portfolios" below.

Performance and Bar Chart Information

The Allstate Funds are new and do not have a full calendar year of operations. Performance information will be included in the Allstate Funds' first annual report.

FEES AND EXPENSES OF THE ALLSTATE FUNDS

WHY ARE FUND FEES AND EXPENSES IMPORTANT?

Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.

Shareholder Fees
(fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%(a)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(a)	1.00%	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None

(a)  Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, eighteen month contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "The Different Share Class Expenses" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information ("SAI").

A $15 annual account fee is charged against your Fund account for Individual Retirement Accounts.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Each Fund's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios) that you may pay if you buy and hold shares of a Fund.

Allstate ClearTarget 2005 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	1.65%	2.40%	1.40%
Waiver and/or Expense Reimbursement(c)	(0.32)%	(0.32)%	(0.32)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes on page 7.

Allstate ClearTarget 2010 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	1.65%	2.40%	1.40%
Waiver and/or Expense Reimbursement(c)	(0.32)%	(0.32)%	(0.32)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes on the next page.

Allstate ClearTarget 2015 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	1.65%	2.40%	1.40%
Waiver and/or Expense Reimbursement(c)	(0.32)%	(0.32)%	(0.32)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes on the next page.

Allstate ClearTarget 2020 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.88%	0.88%	0.88%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	2.06%	2.81%	1.81%
Waiver and/or Expense Reimbursement(c)	(0.73)%	(0.73)%	(0.73)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes on the next page.

Allstate ClearTarget 2030 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.88%	0.88%	0.88%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	2.06%	2.81%	1.81%
Waiver and/or Expense Reimbursement(c)	(0.73)%	(0.73)%	(0.73)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes below.

Allstate ClearTarget 2040 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.88%	0.88%	0.88%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	2.06%	2.81%	1.81%
Waiver and/or Expense Reimbursement(c)	(0.73)%	(0.73)%	(0.73)%
Net Expenses(d)	1.33%	2.08%	1.08%

Please refer to the footnotes below.

Allstate ClearTarget 2050 Retirement Fund

	Operating Expenses
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.88%	0.88%	0.88%
Acquired Fund Fees and Expenses (Underlying Portfolios)(a)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(b)	2.06%	2.81%	1.81%
Waiver and/or Expense Reimbursement(c)	(0.73)%	(0.73)%	(0.73)%
Net Expenses(d)	1.33%	2.08%	1.08%

(a)  "Acquired Fund Fees and Expenses" are based upon the expected allocation of the Fund's assets among the Underlying Portfolios as of the date of this Prospectus. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

(b)  Based on estimated expenses for the initial fiscal year.

(c)  Reflects the Adviser's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Fund's operating expenses. The expense limitation agreement does not cover the fees and expenses of the Underlying Portfolios. This agreement extends through December 31, 2009. The Adviser may recoup the amount of any advisory fee waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

(d)  Net expenses are the sum of a Fund's direct net operating expenses (1.25%, 2.00% and 1.00% for Class A, Class C and Class I shares, respectively) and a Fund's indirect Underlying Portfolio Expenses (0.08%).

EXAMPLES

The examples are hypothetical and are intended to help you compare the cost of investing in the Allstate Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's and Underlying Portfolios' operating expenses stay the same, and that all dividends and distributions are reinvested. Each Fund's expenses reflect contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the examples would be:

Allstate ClearTarget 2005 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$670	$303	$203	$102
After 3 years*	989	694	694	387

Please refer to footnotes on the next page.

Allstate ClearTarget 2010 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$670	$303	$203	$102
After 3 years*	989	694	694	387

Please refer to footnotes on the next page.

Allstate ClearTarget 2015 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$670	$303	$203	$102
After 3 years*	989	694	694	387

Please refer to footnotes on the next page.

Allstate ClearTarget 2020 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$670	$303	$203	$102
After 3 years*	1,070	778	778	474

Please refer to footnotes on the next page.

Allstate ClearTarget 2030 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$670	$303	$203	$102
After 3 years*	1,070	778	778	474

Please refer to footnotes on the next page.

Allstate ClearTarget 2040 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$670	$303	$203	$102
After 3 years*	1,070	778	778	474

Please refer to footnotes below.

Allstate ClearTarget 2050 Retirement Fund

	Examples
	Class A	Class C+	Class C++	Class I
After 1 year*	$670	$303	$203	$102
After 3 years*	1,070	778	778	474

*  These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse the Allstate Funds' expenses is in effect through December 31, 2009.

+  Assumes redemption at the end of the period.

++  Assumes no redemption at the end of the period.

INVESTING IN THE ALLSTATE FUNDS

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. Each Allstate Fund offers three classes of shares through this Prospectus (Class A, Class C and Class I). The Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund, and Allstate ClearTarget 2015 Retirement Fund offer three additional classes of shares through a separate prospectus (Class GA, Class GC and Class GI).

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" below. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below.

How to Buy Shares

Class A and Class C

You may purchase a Fund's Class A or Class C shares through your financial adviser. You also may purchase additional shares through your financial adviser or directly from the Allstate Funds' principal underwriter, Funds Distributor, LLC (the "Distributor").

Purchase Minimums and Maximums

Minimums:*

—	Initial:	$2,500
—	Subsequent:	$50

*  These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program. Please see "Automatic Investment Program" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Distributor and/or Allstate Funds.

Maximum Individual Purchase Amount:

— Class A shares:	None
— Class C shares:	$1,000,000	*

*  Or such lesser amount as may be defined by your financial adviser.

Class I Shares

You may purchase Class I shares through your financial adviser at net asset value ("NAV"). Class I shares may be purchased and held solely:

■  through accounts established under a program or platform sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Distributor and/or Allstate Funds; or

■  through a qualified employee benefit plan (e.g., a 401(k) plan).

Purchase Minimums and Maximums

Minimums:

—	Initial:	$1,000,000

Buying Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable initial sales charge, you must submit your purchase request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete its review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your investment may not be made at the NAV on the day you submit your order to your broker or financial adviser.

Buying Shares Directly from a Fund by Mail:

■  To open a new account by mail, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Complete the Subscription Application and mail the completed Application and the check to:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Data Financial Services, Inc.
30 Dan Road
Canton, MA 02021

■  To purchase additional shares, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Mail the check, together with a letter that specifies the

Fund name, the account number and the name in which the account is registered to:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Data Financial Services, Inc.
30 Dan Road
Canton, MA 02021

BY TELEPHONE/WIRE:

■  If you are an existing Fund shareholder and you have completed the appropriate section of the Subscription Application, you may purchase $50 minimum of additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $50,000. The Allstate Funds must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call (877) 663-3232 to arrange a transfer from your bank account.

■  If you are an existing Fund shareholder and you have completed the appropriate section of the Subscription Application, you may purchase $1,000 minimum of additional shares by wire in amounts not exceeding $50,000. Fees from your sending institution may apply.

Wire Instructions
State Street Bank and Trust Company
ABA# 0110-0002-8
A/C 99057408
Attn: Allstate Funds
FBO: (please specify the Fund name, account number and name(s) on account)

Buying Additional Shares Online:

■  If you are an existing Fund shareholder and you have completed the appropriate section of the Subscription Application, you may purchase $1,000 minimum of additional shares online in amounts not exceeding $50,000. To establish online transaction privileges, you must enroll through the website. For important information on this feature, see "Transactions Through the Funds' Website."

Required Information

Each Fund is required by law to obtain, verify and record certain personal information from you or persons acting on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potential criminal activity, that Fund reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

Each Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General

Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollar or shares), signatures of all owners as registered on the account and any supporting legal documentation that may be required.

The Distributor may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Allstate Funds do not issue share certificates.

All purchases should be made by check or wire in U.S. dollars and made payable to Allstate Financial Investment Trust, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Allstate Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

The Different Share Class Expenses

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

WHAT IS A RULE 12B-1 FEE?

A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES

Each Fund has adopted a plan under SEC Rule 12b-1 that allows a Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Fund's shares is:

Distribution and/or Service (Rule 12b-1) Fee (As a Percentage of Aggregate Average Daily Net Assets)
Class A	0.25%
Class C	1.00%
Class I	None

Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class C shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial adviser's firm.

Class A Shares – Initial Sales Charge Alternative

You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 5.50% of the offering price. Purchases of Class A shares in the amount of $1,000,000 or more are not subject to a sales charge but, if redeemed within eighteen months, may be subject to a CDSC of up to 1%. You may exchange your Class A shares in a Fund for the same class of shares of another Fund without being subject to a sales charge.

Class C Shares – Asset-Based Sales Charge Alternative

You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

HOW IS THE CDSC CALCULATED?

The CDSC is applied to the NAV at the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

Class I Shares

Class I shares are not subject to any initial or contingent sales charges. However, when you purchase Class I shares through your financial adviser, your financial adviser may charge you a fee. See "How to Buy Shares" above.

Sales Charge Reduction Programs

This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information provided in this section is not available on the Allstate Funds' website as the Allstate Funds do not have a website with the capabilities to disclose the following information.

Required Shareholder Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide certain information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of a Fund held in:

■  all of the shareholder's accounts at the Allstate Funds or a financial intermediary;

■  any account of the shareholder at another financial intermediary; and

■  accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

You Can Reduce Sales Charges
When Buying Class A Shares

Breakpoints or Quantity Discounts Offered by the Allstate Funds

The Allstate Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A and Class GA shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints. For purposes of breakpoints and quantity discounts, Class A and Class GA shares are aggregated.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A or Class GA shares of any Allstate Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, eighteen month CDSC may apply.

The sales charge schedule of Class A and Class GA share Quantity Discounts is as follows:

	Initial Sales Charge		Discount or Commission to Dealers or Agents of
Amount Purchased	As % of Net Amount Invested	As % of Offering Price	up to % of Offering Price
$0 to $99,999	5.82%	5.50%	5.00%
$100,000 to $249,999	4.71	4.50	4.00
$250,000 to $499,999	3.63	3.50	3.00
$500,000 to $749,999	2.56	2.50	2.10
$750,000 to $999,999	1.52	1.50	1.20
$1,000,000 and above	0.00	0.00	0.00

Rights of Accumulation

To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in that Fund, and any other Fund, for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is a participant. The Allstate Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other Fund, by:

■  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s);

■  a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

■  the employee benefit plans of a single employer; or

■  any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments, in any Fund and class thereof in certain accounts as described in the "Rights of Accumulation" section, over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, each Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in shares of any Allstate Fund within 13 months provided an initial minimum investment of $5,000. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable on Class A shares purchased by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase Class A shares under a single Letter of Intent.

By signing the Letter of Intent investors pay a lower sales charge on Class A shares purchased now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. The Allstate Funds will hold in escrow shares equal to the minimum initial investment. If you do not invest the amount specified in the Letter of Intent before the expiration date, the Allstate Funds will redeem the escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, the Allstate Funds will release the escrowed shares when you have invested the amount agreed to in the Letter of Intent. Dividends and capital gains on shares held in escrow will be credited to your account. Shares held in escrow are not eligible for exchange privileges or redemptions.

Class A Shares – Sales At NAV

Each Fund may sell its Class A shares at NAV without an initial sales charge to some categories of investors, including:

■  present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser and its affiliates, or their spouses or domestic partners, siblings, direct ancestors or direct descendants, or any trust, individual retirement account or retirement plan account for the benefit of such person;

■  persons buying shares in certain programs or platforms sponsored and maintained by a registered broker-dealer approved by the Adviser; and

■  officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person.

More information on breakpoints and other sales charge waivers is available in the Allstate Funds' SAI.

CDSC Waivers and Other Programs

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption

CDSC Waivers

The Allstate Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

■  certain exchanges of shares;

■  following the death or disability of a shareholder;

■  if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder that has attained the age of 70 1/2; and

■  if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

Class A, Class C and Class I shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Fund. Income and capital gains distributions will automatically reinvest in additional shares of the same class of a Fund for distributions less than $25 unless you elect to receive distributions electronically at your bank of record. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Automatic Investment Program

The Automatic Investment Program allows investors to purchase Class A and Class C shares of a Fund through pre-authorized transfers of funds from the investor's bank account. To qualify for the Automatic Investment Program, an investor must make an initial purchase of at least $500 and invest at least $50 monthly. Monthly investments pursuant to the Automatic Investment

Program occur on the fifteenth of each month unless a different date is provided. If the date of a monthly investment occurs on a non-business day, the automatic investment will take place the following business day. Please see the Allstate Funds' SAI for more details.

Reinstatement Privilege

A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any Fund at NAV without any sales charge, if the reinvestment is made within 60 calendar days after the redemption date.

Systematic Withdrawal Plan

The Allstate Funds offer a systematic withdrawal plan for accounts with a minimum value of $5,000 that permits the redemption of Class A or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Fund account would be free of a CDSC. For Class A or Class C shares, shares held the longest would be redeemed first. Systematic withdrawals occur on the fifth day of each month unless a different date is provided. If the date of a systematic withdrawal occurs on a non-business day, the withdrawal will be initiated on the previous business day. An account minimum of $5,000 is required to participate in the Systematic Withdrawal Plan. Systematic withdrawals are generally treated as taxable transactions for federal income tax purposes.

The "Pros" and "Cons" of Different Share Classes

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Thus, Class C shares are designed for investors with a short-term investing time frame.

Your financial adviser may receive differing compensation for selling Class A or Class C shares. The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of the Fund's shares. For more information, please see the Allstate Funds' SAI.

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of any class of shares made through your financial adviser. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Allstate Funds, including requirements as to the minimum initial, subsequent and maximum investment amounts.

You should consult your financial adviser for assistance in choosing a class of Fund shares.

How to Exchange Shares

You may exchange your Fund shares for shares of the same class of another Fund by mail, telephone, and your broker or financial adviser. Exchanges of shares are made at the next-determined NAV, without sales or service charges. Class C shares of a Fund may be exchanged with Class C shares of another Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins on the date of your original purchase, not the date of the exchange. You may request an exchange by mail or telephone, subject to a $50 minimum. Additionally, exchanges into Funds you do not currently own are subject to initial purchase requirements. In order to receive a day's NAV, the Allstate Funds must receive and confirm your exchange request by 4:00 p.m., Eastern time, on that day.

You may also exchange shares online. To establish online transaction privileges, you must enroll through the website. For important information on this feature, see "Transactions Through the Funds' Website."

You may also exchange your Class A shares for Class GA shares of the same Fund or another Fund without being subject to a sales charge. You may exchange your Class C shares for Class GC shares of the same Fund or another Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class C shares. You may exchange your Class I shares of a Fund for Class GI shares of the same Fund or another Fund. However in order to exchange into Class GA, Class GC or Class GI shares, you must hold your Class A, Class C or Class I shares, respectively, for at least 60 days. Exchanges into Class GA, Class GC or Class GI shares may be done by mail, subject to the initial purchase requirements of such classes.

The Allstate Funds may modify, restrict, or terminate the exchange privilege on 60 days' written notice. Exchanges of shares are generally treated as taxable transactions for federal income tax purposes.

How to Sell or Redeem Shares

Selling Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable CDSC, you must submit your sales request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete this review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your redemption may not be made at the NAV on the day you submit your request to your broker or financial adviser. In addition, your broker or financial adviser is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

How to Sell or Redeem Shares Direct with the Allstate Funds

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange ("the Exchange") is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in good order. Normally, redemption proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Directly to a Fund by Mail:

■  Send a signed letter of instruction, to:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

■  For certified or overnight deliveries, send to:

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021

■  For your protection, a bank, a member firm of FINRA or a national stock exchange or another eligible guarantor who is a member of, or a participant in a signature guarantee program must guarantee signatures. (A notary public is not an eligible guarantor.) Your redemption request must include a signature guarantee if any of the following situations apply:

■  Your redemption is more than $50,000;

■  If you are redeeming shares within 30 days of changing your address or banking instructions;

■  If you want a check in the amount of your redemption to be made payable to someone other than the registered owners on file; or

■  If you want a check in the amount of your redemption to be mailed to a different address.

BY TELEPHONE:

■  You may redeem your shares by telephone request, subject to a $50 minimum. Call the Allstate Funds at (877) 663-3232 with instructions on how you wish to receive your sale proceeds.

■  You may redeem your shares by wire request, subject to a $1,000 minimum. The fee for domestic or international wires is $15 or $35, respectively. Additionally, the receiving institution's charges may apply.

■  The Allstate Funds must receive and confirm a telephone or wire redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

■  For your protection, the Allstate Funds will request personal or other information from you to verify your identity and will generally record the calls. Neither the Allstate Funds nor the Adviser, BFDS, the Distributor, or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that the Allstate Funds reasonably believes to be genuine.

■  If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

■  Redemption requests by electronic funds transfer or check may not exceed $50,000 per Fund Account per day.

■  Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

Selling Shares Online:

You may redeem shares online. To establish online transaction privileges, you must enroll through the website. For important information on this feature, see "Transactions Through the Funds' Website."

Redemptions in Kind:

■  If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for federal income tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

Redemption by the Allstate Funds:

■  If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

Transactions Through the Funds' Website

You may check your account balance(s) and historical transactions and purchase, sell or exchange shares in an existing account of a Fund through the Funds' website at https://customercare.allstate.com. You automatically have the ability to view account balances and transactions by enrolling on the website. You also automatically have the ability to complete transactions on the website unless you decline them on your application or call (877) 663-3232.

You will be required to enter into a user's agreement through the website in order to enroll for these privileges. In order to conduct online transactions, you must have telephone transaction privileges. The Allstate Funds impose a limit of $50,000 on purchase, redemption, and exchange transactions through the website. You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Allstate Funds and their service providers have established certain security procedures, the Allstate Funds and the Distributor cannot assure you that inquiries, account information or trading activity will be completely secure. There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the website is unavailable for transactions or other purposes. Should this happen, you should consider purchasing or redeeming using another method. Neither the Allstate Funds or the Distributor will be liable for any such delays, malfunctions, unauthorized interception or access to information. In addition, provided reasonable security procedures are used, neither the Allstate Funds or the Distributor will be responsible for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized transactions.

Frequent Purchases and Redemptions of Fund Shares

The Allstate Funds are designed for long-term investors. The Allstate Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the

Allstate Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Allstate Funds' net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Allstate Funds' long-term performance by requiring the Allstate Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Allstate Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Allstate Funds. These policies and procedures include the following:

■  The Allstate Funds' policy is not to accept knowingly any money intended for the purpose of short-term or excessive trading. Accordingly, you should not invest in the Allstate Funds if your purpose is to engage in short-term or excessive trading, and you should refrain from such practices if you currently own shares of a Fund;

■  The Allstate Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Allstate Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash; and

■  The Allstate Funds may adopt and impose redemption fees if the Board determines that such fees are necessary to minimize or eliminate short-term or excessive trading.

In making the determination to exercise these rights, the Allstate Funds may consider an investor's trading history in the Allstate Funds and accounts under common ownership or control. The Allstate Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Allstate Funds. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Because there is no universally accepted definition of what constitutes short-term or excessive trading, the Allstate Funds will use their reasonable judgment based on all the circumstances.

While the Allstate Funds seek to deter short-term and excessive trading, because the Allstate Funds' policies and procedures involve the exercise of reasonable judgment, the Allstate Funds may not identify or prevent some short-term or excessive trading. Moreover, impositions of trading limitations is triggered by the detection of short-term or excessive trading, and the trading limitations are not applied prior to detecting such trading activity. Therefore, the Allstate Funds' policies and procedures do not prevent such trading before it is detected. As a result, some investors may be able to engage in short-term and excessive trading, while others are prohibited, and the Allstate Funds may experience the adverse effects of short-term and excessive trading described above.

Although the Allstate Funds notify intermediaries of and request that they enforce the Allstate Funds' policy, the Allstate Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Allstate Funds' policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Allstate Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Allstate Funds to direct shareholders. The Allstate Funds reserve the right to limit an intermediary's future access to the Allstate Funds, up to and including termination of the selling agreement held with an intermediary. There is no assurance that the Allstate Funds' policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

How the Allstate Funds Value Their Shares

The price of each Fund's shares is based on its NAV, which, for the Allstate Funds, in turn is based on the

NAVs of the Underlying Portfolios in which it invests. Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because certain of the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Fund.

ALLSTATE LARGE CAP INDEX FUND

For the Allstate Large Cap Index Fund, the market value of domestic equity securities is determined by valuing securities traded on national securities markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the fund's NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds' valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Allstate Large Cap Index Fund is carrying the security.

OTHER UNDERLYING PORTFOLIOS

This section applies to the Underlying Portfolios except for the Allstate Large Cap Index Fund.

Each Underlying Portfolio, except for the Allstate Large Cap Index Fund, values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Directors. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

The Board of Directors of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, has delegated responsibility for valuing each applicable Underlying Portfolio's assets to AllianceBernstein. AllianceBernstein has established a Valuation Committee, which operates under the policies and procedures approved by the applicable Underlying Portfolios' Board, to value each applicable Underlying Portfolio's assets on behalf of the Underlying Portfolio. AllianceBernstein's Valuation Committee values Underlying Portfolio assets as described above.

GLOSSARY

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity Securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only ("IO") securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.

RATING AGENCIES AND RATED SECURITIES

Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by AllianceBernstein to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

FNMA is the Federal National Mortgage Association.

FHLMC is the Federal Home Loan Mortgage Corporation.

Securities Act is the Securities Act of 1933, as amended.

DESCRIPTION OF UNDERLYING PORTFOLIOS

Each Fund invests in a combination of Underlying Portfolios. Each Fund's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

AllianceBernstein does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, AllianceBernstein reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are expected to be used within each asset class as of April 14, 2008 and the target allocations for each Fund:

Percentage of Fund Expected to Be
Invested in the Specified Underlying Portfolio as of April 14, 2008

Current Fund	2050*	2040*	2030*	2020*	2015*	2010*	2005*	10 Years After**	15 Years After**
Asset Class/Underlying Portfolio(s)
Short Duration Bonds
Short Duration Bond	–	–	–	–	–	–	–	18.00	27.50
Bonds Subtotal	5.00	5.00	5.00	14.00	21.00	28.00	35.00	37.00	37.50
Inflation-Protected Securities	–	–	–	–	4.00	9.00	14.00	15.00	15.00
Intermediate Duration	5.00	5.00	5.00	7.00	10.00	12.00	14.00	19.50	22.50
High-Yield	–	–	–	7.00	7.00	7.00	7.00	2.50	–
REITs
Global Real Estate Investment	5.00	5.00	5.00	10.00	10.00	10.00	10.00	10.00	10.00
Stocks Subtotal	90.00	90.00	90.00	76.00	69.00	62.00	55.00	35.00	25.00
U.S. Large Cap	48.00	48.00	48.00	41.00	37.00	34.00	31.00	20.50	15.00
Small-Mid Cap Growth	7.50	7.50	7.50	6.00	5.50	4.75	3.75	2.00	1.25
Small-Mid Cap Value	7.50	7.50	7.50	6.00	5.50	4.75	3.75	2.00	1.25
International Growth	13.50	13.50	13.50	11.50	10.50	9.25	8.25	5.25	3.75
International Value	13.50	13.50	13.50	11.50	10.50	9.25	8.25	5.25	3.75

*  As each Fund had not yet commenced operations as of April 14, 2008, the allocations set forth above represent estimated allocations.

**  These allocations are not specific to any Fund, but reflect the expected future allocations of any Fund once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

Stock Portfolios

Allstate Large Cap Index Fund has an investment objective of seeking to approximate the performance of a benchmark index that measures the investment return of U.S. large-capitalization stocks.

The fund employs an indexing investment approach designed to approximate the performance of the Standard & Poor's 500 Index ("S&P 500"), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The fund will attempt to approximate the return of the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500, other stocks/securities outside the S&P 500, or in derivatives including but not limited to futures, swaps and exchange traded funds ("ETFs"), that will aid the subadviser in its soal of approximating the return of the target index. Under normal circumstances, the fund invests at least 80% of its assets in large cap stocks. For this fund, "large cap" stocks are defined as the stocks of companies that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the S&P 500.

The fund reserves the right to substitute a different index for the index it currently approximates. In any such instance, the substitute index would measure the same market segment (large cap stocks) as the current index.

The fund may invest in foreign securities to the extent necessary to carry out its investment strategy. It is not expected that the fund will invest more than 5% of its assets in foreign securities.

The fund will attempt to remain as fully invested as practicable; however, there may be a temporary residual uninvested or uncovered cash position due to items such as corporate actions, constituent changes and cash flows. To help stay invested and to reduce transaction costs the fund may invest in derivatives. The fund will not use derivatives for speculation or for leveraging (magnifying or increasing) investment returns.

The adviser to the Allstate Large Cap Index is the Adviser and the subadviser is an affiliate of the Adviser, Allstate Investment Management Company.

AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This portfolio invests primarily in equity securities of REITs and other real estate industry companies. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio's investment policies emphasize investment in real estate companies AllianceBernstein believes have strong property fundamentals and management teams. This portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

This portfolio normally invests in companies in at least three countries other than the United States. This portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The portfolio's investment process relies upon comprehensive fundamental company research produced by AllianceBernstein's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The portfolio's investments include companies that are established as a result of privatizations of state enterprises.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500TM Value Index. While the capitalizations of companies in the Russell 2500TM Value Index ranged from $19 million to approximately $7.73 billion as of November 30, 2007, the portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500TM Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500TM Growth Index ranged from $47 million to $18.286 billion as of November 30, 2007. Because the portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, this portfolio invests in U.S. companies that AllianceBernstein believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. AllianceBernstein relies heavily on the fundamental analysis and research of its internal research staff to select this portfolio's investments. This portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Bond Funds

AllianceBernstein Short Duration Bond Portfolio has an investment objective to provide a moderate rate of income that is subject to taxes. This portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this portfolio invests at least 80% of its net assets in debt securities. This portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective to provide a moderate to high rate of income that is subject to taxes. This portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as securities of U.S. and non-U.S. issuers. This portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the portfolio will use the rating deemed by AllianceBernstein to be the most appropriate under the circumstances. It is expected that the portfolio will not retain a security downgraded below BBB- or Baa3, or if unrated, determined by AllianceBernstein to have undergone similar credit quality deterioration. The portfolio will have 90 days to dispose of such downgraded securities. Unrated securities may be purchased by the portfolio when AllianceBernstein believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the portfolio's investment policies. Under normal circumstances, this portfolio invests at least 80% of its net assets in debt securities. This portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

The portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. This portfolio also may invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

AllianceBernstein Inflation-Protected Securities Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities and may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. Under normal circumstances, this portfolio invests at least 80% of its net assets in inflation-protected securities. The portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS 1-10 year Index, which as of December 14, 2007 was 6.58 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This portfolio invests primarily in high-yield debt securities. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers.

This portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities.

ADDITIONAL INVESTMENT PRACTICES

Each of the Underlying Portfolios also may:

■  Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

■  Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

■  Invest in synthetic foreign equity securities;

■  Enter into forward currency exchange contracts;

■  Enter into swap transactions;

■  Enter into repurchase agreements and reverse repurchase agreements;

■  Enter into standby commitment agreements;

■  Invest in convertible securities;

■  Invest in the securities of supranational agencies and other "semi-governmental" issuers;

■  Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

■  Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

■  Invest up to 15% of its total assets in illiquid securities;

■  Invest in depositary receipts, ETFs, and other derivative instruments representing securities of companies or market indices; and

■  Borrow up to 5% of its assets on a temporary basis and borrow from a bank up to 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, the AllianceBernstein Small-Mid Cap Growth Portfolio and the Allstate Large Cap Index Fund each also may:

■  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

■  Invest in variable, floating, and inverse floating rate investments; and

■  Invest in zero coupon and interest-only or principal-only securities.

Future Developments

An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover

Each of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders for federal income tax purposes as ordinary income.

Temporary Defensive Position

For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings

A description of the Allstate Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Allstate Funds' SAI.

MANAGEMENT OF THE ALLSTATE FUNDS

Investment Adviser

Each Fund's investment adviser is Allstate Institutional Advisors, LLC, 3100 Sanders Road, Suite J5, Northbrook, Illinois 60062. The Adviser is a wholly owned Delaware subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation. The Adviser was formed in 2008 and has a limited operating history as of the date of this prospectus.

The Adviser manages the Allstate Funds selecting one or more subadvisers to manage the Allstate Funds' portfolios. The Adviser is responsible for identifying and selecting subadvisers subject to shareholder approval. The Adviser also monitors the performance of such subadvisers. As the investment adviser to each Fund, the Adviser is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, the Adviser pays the subadviser of a Fund. For these advisory services, each Fund will pay the Adviser a fee as a percentage of average daily net assets at an annualized rate as shown in the table below.

Allstate Funds	Management Fee (as a percentage of average daily net assets)
Allstate ClearTarget 2005 Retirement Fund	0.85%
Allstate ClearTarget 2010 Retirement Fund	0.85%
Allstate ClearTarget 2015 Retirement Fund	0.85%
Allstate ClearTarget 2020 Retirement Fund	0.85%
Allstate ClearTarget 2030 Retirement Fund	0.85%
Allstate ClearTarget 2040 Retirement Fund	0.85%
Allstate ClearTarget 2050 Retirement Fund	0.85%

The Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Fund's operating expenses as shown in the expense tables beginning on page 5 of this Prospectus. The expense limitation agreement does not cover the fees and expenses of the Underlying Portfolios. This agreement to limit expenses extends through December 31, 2009. The Adviser may also recoup the amount of any advisory fee waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

The Adviser has engaged AllianceBernstein as subadviser to manage the investment portfolios of the Allstate Funds. A discussion regarding the Board of Trustees of the Allstate Funds' basis for approving the investment advisory agreement and subadvisory agreement will be available in the annual report for the period ending August 31, 2008.

Subadviser

Each Fund's subadviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading international investment adviser managing client accounts with assets as of December 31, 2007 totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies). As of December 31, 2007, AllianceBernstein managed retirement assets for many of the largest public and private employee benefit plans (including 57 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 40 registered investment companies managed by AllianceBernstein, comprising 120 separate investment portfolios, currently have approximately 4.1 million shareholder accounts.

Portfolio Managers

The management of and investment decisions for the Allstate Funds are made by AllianceBernstein's Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on the AllianceBernstein growth, value and fixed-income investment teams and, in turn, the fundamental research of the AllianceBernstein large internal research staff. No one person is principally responsible for coordinating the Allstate Funds.

The following table lists the five persons within the Blend Investment Policy Team with the most significant responsibility for day-to-day management of the Allstate Funds, the length of time that each person has been jointly and primarily responsible for the Allstate Funds and each person's principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Thomas J. Fontaine; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is a senior portfolio manager and director of research for the AllianceBernstein Blend Strategies Team.

Mark A. Hamilton; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is a senior portfolio manager for the AllianceBernstein Blend Strategies Team.

Joshua Lisser; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is the Chief Investment Officer for structured equities at AllianceBernstein and is a member of the AllianceBernstein Blend Strategies Team.

Seth J. Masters; since inception; Executive Vice President of AllianceBernstein	Executive Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is the Chief Investment Officer for the AllianceBernstein Blend Strategies Team and serves on the Management Executive Committee.

Christopher H. Nikolich; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is a senior portfolio manager for the AllianceBernstein Blend Strategies Team and he is a portfolio manager in the index strategies group where he manages risk controlled equity services.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Allstate Funds is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Because each Fund intends to qualify, and will elect to be treated as a regulated investment company for federal income tax purposes, the Allstate Funds will generally not pay federal income tax on the income and gains that they distribute to you.

A Fund's income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. A Fund's income from certain qualifying dividends, designated as such by the Fund, will be paid to shareholders as "qualified dividend income." Net realized long-term capital gains are paid to shareholders as capital gains distributions. Dividends and capital gain distributions are normally declared in December and paid in December or January. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

Dividends and capital gains distributions may be automatically reinvested in additional shares of the Fund, if you elect to do so. Dividends and capital gains distributions are automatically reinvested in additional shares for distributions less than $25 under certain circumstances. Except for those shareholders exempt from federal income taxation, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Allstate Funds. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and foreign taxes.

Net capital gain distributions (net gains relating to capital assets held by a Fund for more than 12 months less any net short-term capital losses for the year) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, net capital gain distributions made to individual and other noncorporate shareholders are currently taxed at rates up to 15% (which rates will increase to 20% for taxable years beginning after December 31, 2010). Dividends representing certain net investment income and net realized short-term capital gains are taxed as ordinary income at federal income tax rates up to 35% for individuals. Dividends representing "qualified dividend income," however, are currently taxed to individuals and other noncorporate shareholders at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied, although this favorable treatment for qualified dividend income is set to expire for taxable years beginning after December 31, 2010.

Generally, the character of the dividends and distributions the Allstate Funds receive from the Underlying Portfolios will pass through to shareholders, subject to certain exceptions, as long as the Fund and Underlying Portfolio each qualify as a regulated investment company for federal income tax purposes. If a Fund receives dividends from an Underlying Portfolio that qualifies as a regulated investment company and the Underlying Portfolio designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets certain holding period and other requirements with respect to the shares of the Underlying Portfolio. Dividends received from certain foreign corporations and from most REITs are not expected to qualify for treatment as qualified dividend income. The use of a fund-of-funds structure could affect the amount, timing and type of dividends and distributions paid by the Allstate Funds and, therefore, may increase the amount of taxes payable by shareholders of the Allstate Funds.

A shareholder's redemption of a Fund's shares, whether it be an outright redemption or through an exchange into another Fund, will generally be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the amount received for such shares and their adjusted tax basis in the shares redeemed. If such shares are held as a capital asset at the time of sale, the gain or loss generally will be a capital gain or loss and will generally constitute long-term capital gain or loss if the redeemed shares were held for more than one year.

Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan (for example, a 401(k) plan or IRA) are generally tax deferred. This means that you are not required to report Fund distributions on your federal income tax return in the year paid by the Fund, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

"Buying a Dividend." Dividends and distributions are paid to shareholders as of the record date for the dividend or distribution of a Fund. Dividends and capital gains awaiting distribution are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the dividend or distribution, net of any subsequent market fluctuations. You should be aware that dividends and distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. If you purchase shares of a Fund shortly before or on the record date of a dividend or distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable dividends and distributions. Such dividends and distributions can occur even in a year when a Fund has a negative return.

Unless your account is set up as a tax-deferred account, dividends and distributions paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of a Fund and whether or not you reinvest the dividends.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS regulations. If you fail to provide your TIN or the proper tax certifications, each Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxes. Dividends, interest, and some capital gains received by the Underlying Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. Any foreign taxes paid or accrued by an Underlying Portfolio will represent an expense to the Underlying Portfolio and may reduce the returns of the Allstate Funds that invest in the Underlying Portfolio may reduce the returns of that Fund. It is not anticipated that any of the Allstate Funds will qualify to pass through to shareholders foreign taxes paid by the Allstate Funds or Underlying Portfolios.

The foregoing discussion is only a general summary of certain federal income tax laws and their effect on shareholders. You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of each Fund with respect to your specific circumstances before investing in a Fund. For a more detailed discussion of federal income tax consequences, see the SAI – "Federal Income Tax Matters."

FINANCIAL HIGHLIGHTS

The Allstate Funds are new and do not have an operating history. Information will be included in the Allstate Funds' first annual report.

GENERAL INFORMATION

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

During drastic economic or market developments, you might have difficulty in reaching the Allstate Funds by telephone, in which event you should issue written instructions to the Allstate Funds. The Allstate Funds are not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. The Allstate Funds will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. The Allstate Funds offer a variety of shareholder services. For more information about these services or your account, call the Allstate Funds' toll-free number, (877) 633-3232. Some services are described in the Subscription Application.

Householding. Many shareholders of the Allstate Funds have family members living in the same home who also own shares of the same Allstate Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund and to reduce expenses of the Fund, the Allstate Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call the Allstate Funds at (877) 633-3232.

The Allstate Large Cap Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Allstate Large Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Allstate Large Cap Index Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P's and its third party licensor's only relationship to the Allstate Financial Investment Trust is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P 500 which is determined, composed and calculated by S&P or its third party licensors without regard to the Allstate Financial Investment Trust or the Allstate Large Cap Index Fund. S&P and its third party licensors have no obligation to take the needs of the Allstate Financial Investment Trust or the owners of the Allstate Large Cap Index Fund into consideration in determining, composing or calculating the S&P 500. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Allstate Large Cap Index Fund or the timing of the issuance or sale of the Allstate Large Cap Index Fund or in the determination or calculation of the equation by which the Allstate Large Cap Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Allstate Large Cap Index Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

The S&P®, S&P 500®, Standard & Poor's® and Standard & Poor's 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Allstate Financial Investment Trust.

For more information about the Allstate Funds, the following documents are available upon request:

• Annual/Semi-Annual Reports To Shareholders

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

• STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Allstate Funds have an SAI, which contains more detailed information about each Fund, including operations and investment policies. The SAI is incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report, when available, or SAI, or make inquiries concerning the Allstate Funds, by contacting your broker or other financial intermediary, by contacting the Allstate Funds:

By Mail:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021

By Phone:  (877) 663-3232

Or you may view or obtain these documents from the SEC:

■  Call the SEC at 1-202-551-8090 for information on the operation of the Public Reference Room.

■  Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

■  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Allstate® and the "Good Hands" Logo are registered trademarks and service marks used by permission of the owner, Allstate Insurance Company.

Investment Company Act File Number: 811-22165

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(This page has been left blank intentionally.)

FIN1235

PROSPECTUS  |  April 14, 2008

Allstate Financial Investment Trust

Allstate ClearTarget 2005 Retirement Fund
Allstate ClearTarget 2010 Retirement Fund
Allstate ClearTarget 2015 Retirement Fund

Class GA, Class GC and Class GI Shares

Each Allstate ClearTarget Retirement Fund seeks the highest total return over time consistent with its asset mix. The asset mix in each Allstate ClearTarget Retirement Fund will emphasize capital growth for periods farther from retirement and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the Allstate ClearTarget 2005 Retirement Fund). All Allstate ClearTarget Retirement Funds will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

▶  Are Not FDIC Insured

▶  May Lose Value

▶  Are Not Bank Guaranteed

The investment adviser for the Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund and Allstate ClearTarget 2015 Retirement Fund (each "Fund" and collectively, the "Allstate Funds") is Allstate Institutional Advisors, LLC (the "Adviser"), an SEC registered investment adviser and a Delaware subsidiary of Allstate Life Insurance Company.

Class GA, Class GC and Class GI Shares

The Class GA, Class GC and Class GI shares ("G Shares") explained in this Prospectus can only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Income Benefit Certificate ("Guaranteed Lifetime Income Certificate") issued by Allstate Life Insurance Company under a Group Contingent Deferred Annuity Contract. The annual expense for the cost of insurance for the Guaranteed Lifetime Income Certificate is 1% of your Fund account value, which will be automatically redeemed from your Fund account quarterly. Shares will also be automatically redeemed from your account to cover the cost of any state premium taxes, as applicable. Please refer to the Guaranteed Lifetime Income Certificate prospectus that accompanies this Prospectus for detailed information including fee and eligibility criteria. The cancellation of your Guarantee Benefit Certificate, subject to its contractual provisions, will require redemption or exchange of your G Shares, which are generally taxable transactions for federal income tax purposes. Additionally, the redemption or exchange of all your G Shares automatically cancels your Guaranteed Lifetime Income Certificate.

The G Shares are only available for the Allstate ClearTarget Retirement Funds offered in this Prospectus. However, all of the Allstate ClearTarget Retirement Funds (2005, 2010, 2015, 2020, 2030, 2040 and 2050) are for sale under separate share classes (Class A, Class C and Class I), which are not offered in this Prospectus or eligible for purchase in combination with the purchase of the Guaranteed Lifetime Income Certificate. Please refer to the Allstate Financial Investment Trust prospectus for Class A, Class C and Class I Shares for information on these share classes. Asset allocation tables and charts in this Prospectus reflect allocations associated with all of the Allstate ClearTarget Retirement Funds offered by the Allstate Financial Investment Trust.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Allstate Funds. This summary describes the Allstate Funds' objectives, principal investment strategies, principal risks, and fees.

More details regarding the Allstate Funds can be found in this Prospectus. Please be sure to read this additional information BEFORE you invest.

You should also consider the following:

■  You may lose money by investing in a Fund.

■  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Allstate Funds

Investment Objective

The investment objective of each Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Fund's investment objective may be changed without a shareholder vote. A Fund will, however, provide shareholders 60 days' notice prior to any such change.

Principal Investment Strategies

Each Fund will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund, which represent a variety of asset classes and investment styles (the "Underlying Portfolios"). These asset classes include short-duration bonds, fixed-income securities, equity securities and real estate investment trusts ("REITs"). More information about the Underlying Portfolios' investments is found under "Description of Underlying Portfolios" below.

Each Fund is managed to the specific year of planned retirement included in its name (the "retirement year"). The Allstate Funds' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Fund, that Fund's asset mix seeks to minimize the likelihood that an investor in that Fund experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Fund's retirement date.

1

Thereafter, the target asset allocation for that Fund will generally be fixed. The static allocation of a Fund's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities, 25% equities and 10% REITs.

The Adviser has engaged AllianceBernstein L.P. ("AllianceBernstein") as subadviser to manage the investment portfolio of each Fund. AllianceBernstein will allow the relative weightings of a Fund's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, AllianceBernstein will generally rebalance the portfolio toward the target asset allocation for that Fund. However, there may be occasions when those ranges will expand to 10% of the Fund's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Fund's target allocation for the various asset classes as of the date of this Prospectus.

Allstate Funds
Asset Allocation by Retirement Year

Years Before/After Retirement	50	40	30	20	15	10	5	Retirement	5 Years After	10 Years After	15 Years After
Asset Class
Short Duration Bonds	—	—	—	—	—	—	—	—	9.0	18.0	27.5
Fixed-Income Securities (Bonds)	5.0	5.0	5.0	7.0	14.0	21.0	28.0	35.0	36.0	37.0	37.5
Real Estate Investment Trusts	5.0	5.0	5.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0
Equity Securities (Stocks)	90.0	90.0	90.0	83.0	76.0	69.0	62.0	55.0	45.0	35.0	25.0

These allocations are not specific to any current Fund, but reflect the expected future allocations of any Fund once it reaches 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

Allstate Funds Asset Allocation

The following chart illustrates how the asset mix of the Allstate Funds will vary over time. In general, the asset mix of each strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

2

Principal Risks

You could lose money by investing in any of the Allstate Funds. There can be no assurance that a Fund's investment objective will be achieved.

The value of your investment in a Fund will change with changes in the values of that Fund's investments in the Underlying Portfolios. Many factors can affect those values. Principal risks that may affect a Fund's investments as a whole are summarized below. The degree to which the principal risks apply to a particular Fund varies according to the Fund's asset allocation. In general, a Fund with a later retirement year is expected to be more volatile, and thus riskier, than a Fund with an earlier retirement year. A Fund that has achieved its retirement year and thereafter would be expected to be the least volatile of the Allstate Funds. The following principal risks apply to the Allstate Funds:

GUARANTEED LIFETIME INCOME CERTIFICATE RISK

Depending on your pattern of share redemptions, your lifespan and your Fund's investment performance, there is a possibility that no benefits may be payable under the Guaranteed Lifetime Income Certificate. See the accompanying prospectus for more information.

FUND-OF-FUNDS RISK

The Allstate Funds invest in the Underlying Portfolios. Shareholders of a Fund bear their proportionate share of the Underlying Portfolios' fees and expenses as well as their share of their Fund's fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying Portfolios and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Allstate Funds may be prevented from fully allocating assets to certain Underlying Portfolios due to fund-of-funds investment limitations.

MARKET RISK

This is the risk that the value of an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. Each Fund is subject to this risk, particularly those Allstate Funds with a higher asset allocation to Underlying Portfolios that invest in common stocks. This includes the risk that a particular style of investing, such as growth or value, may be under-performing the stock market generally.

INTEREST RATE RISK

Changes in interest rates will affect the value of an Underlying Portfolio's investments in fixed-income securities. When interest rates rise, the value of an Underlying Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK

This is the risk that the value of assets or income from an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of distributions.

FOREIGN (NON-U.S.) RISK

An Underlying Portfolio's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a country other than the United States. To the extent an Underlying

3

Portfolio invests in a particular country or geographic region, the Underlying Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in non-U.S. issuers.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent an Underlying Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of an Underlying Portfolio's investments or reduce the returns of an Underlying Portfolio. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in non-U.S. issuers.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. An Underlying Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Allstate Funds with higher asset allocations to Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE INVESTMENT TRUST RISK

REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Allstate Funds are subject to this risk because they invest in the Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK

Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Allstate Funds are subject to this risk because they invest in Underlying Portfolios, such as the AllianceBernstein International Growth Portfolio, that emphasize investments in a smaller number of companies.

DERIVATIVES RISK

An Underlying Portfolio may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Allstate Funds, particularly in periods of market declines. An Underlying Portfolio's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such strategies may expose an Underlying Portfolio to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and a security or index.

MANAGEMENT RISK

All Allstate Funds are subject to management risk because each Underlying Portfolio, except the Allstate Large Cap Index Fund, is an actively managed investment portfolio. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions for the Underlying Portfolios that it subadvises, but there can be no guarantee that its decisions will produce the intended result.

Each Fund's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under "Description of Underlying Portfolios" below.

Each Fund's annual portfolio turnover is not expected to exceed 100%. However, certain Underlying Portfolio's annual turnover may exceed 100%. Please see "Underlying Portfolio Turnover" in "Description of Underlying Portfolios" below.

Performance and Bar Chart Information

The Allstate Funds are new and do not have a full calendar year of operations. Performance information will be included in the Allstate Funds' first annual report.

4

FEES AND EXPENSES OF THE ALLSTATE FUNDS

WHY ARE FUND FEES AND EXPENSES IMPORTANT?

Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.

Shareholder Fees
(fees paid directly from your investment)

	Class GA Shares	Class GC Shares	Class GI Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%(a)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(a)	1.00%	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None

(a)  Class GA sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, eighteen month contingent deferred sales charge, or CDSC, may apply. CDSCs for Class GA shares may also be subject to waiver in certain circumstances. See "The Different Share Class Expenses" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information ("SAI").

A $15 annual account fee is charged against your Fund account for Individual Retirement Accounts.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS AND CERTIFICATE EXPENSE)

Each Fund's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios) that you may pay if you buy and hold shares of a Fund.

Allstate ClearTarget 2005 Retirement Fund

	Operating Expenses
	Class GA	Class GC	Class GI
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses:
Certificate Expense(a)	1.00%	1.00%	1.00%
Other Expenses	0.47%	0.47%	0.47%
Total Other Expenses	1.47%	1.47%	1.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)(b)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(c)	2.65%	3.40%	2.40%
Waiver and/or Expense Reimbursement(d)	(0.32)%	(0.32)%	(0.32)%
Net Expenses(e)	2.33%	3.08%	2.08%

Please refer to the footnotes on the next page.

5

Allstate ClearTarget 2010 Retirement Fund

	Operating Expenses
	Class GA	Class GC	Class GI
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses:
Certificate Expense(a)	1.00%	1.00%	1.00%
Other Expenses	0.47%	0.47%	0.47%
Total Other Expenses	1.47%	1.47%	1.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)(b)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(c)	2.65%	3.40%	2.40%
Waiver and/or Expense Reimbursement(d)	(0.32)%	(0.32)%	(0.32)%
Net Expenses(e)	2.33%	3.08%	2.08%

Please refer to the footnotes below.

Allstate ClearTarget 2015 Retirement Fund

	Operating Expenses
	Class GA	Class GC	Class GI
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses:
Certificate Expense(a)	1.00%	1.00%	1.00%
Other Expenses	0.47%	0.47%	0.47%
Total Other Expenses	1.47%	1.47%	1.47%
Acquired Fund Fees and Expenses (Underlying Portfolios)(b)	0.08%	0.08%	0.08%
Total Fund Operating Expenses (Before Waiver)(c)	2.65%	3.40%	2.40%
Waiver and/or Expense Reimbursement(d)	(0.32)%	(0.32)%	(0.32)%
Net Expenses(e)	2.33%	3.08%	2.08%

(a)  The Certificate Expense is not an operating expense of the Fund and, as a result, will not affect the Fund's net asset value.

(b)  "Acquired Fund Fees and Expenses" are based upon the expected allocation of the Fund's assets among the Underlying Portfolios as of the date of this Prospectus. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

(c)  Based on estimated expenses for the initial fiscal year.

(d)  Reflects the Adviser's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Fund's operating expenses. The expense limitation agreement does not cover fees and expenses of the Underlying Portfolio or the expense of the Guaranteed Lifetime Income Certificate. This agreement extends through December 31, 2009. The Adviser may recoup the amount of any advisory fee waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

(e)  Net expenses are the sum of a Fund's direct net operating expenses (1.25%, 2.00% and 1.00% for Class GA, Class GC and Class GI shares, respectively), the Certificate Expense (1.00%) and a Fund's indirect Underlying Portfolio Expenses (0.08%).

6

EXAMPLES

The examples are hypothetical and are intended to help you compare the cost of investing in the Allstate Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's, the Guaranteed Lifetime Income Certificate expense and the Underlying Portfolios' operating expenses stay the same, and that all dividends and distributions are reinvested. Each Fund's expenses reflect contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the examples would be:

Allstate ClearTarget 2005 Retirement Fund

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year*	$766	$403	$303	$203
After 3 years*	1,277	992	992	694

Please refer to the footnotes below.

Allstate ClearTarget 2010 Retirement Fund

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year*	$766	$403	$303	$203
After 3 years*	1,277	992	992	694

Please refer to the footnotes below.

Allstate ClearTarget 2015 Retirement Fund

	Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year*	$766	$403	$303	$203
After 3 years*	1,277	992	992	694

*  These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse the Allstate Funds' expenses is in effect through December 31, 2009.

+  Assumes redemption at the end of the period.

++  Assumes no redemption at the end of the period.

7

INVESTING IN THE ALLSTATE FUNDS

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. The Allstate ClearTarget 2005 Retirement Fund, Allstate ClearTarget 2010 Retirement Fund and Allstate ClearTarget 2015 Retirement Fund each offer three classes of shares through this Prospectus (Class GA, Class GC and Class GI). Each Fund offers three additional classes of shares through another prospectus (Class A, Class C and Class I). That prospectus also offers four other funds that are part of the Allstate Funds family.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" below. Keep in mind that only Class GA shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below.

How to Buy Shares

Class GA, Class GC and Class GI shares may only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Income Certificate issued by Allstate Life Insurance Company. The annual expense for the cost of insurance for the Guaranteed Lifetime Income Certificate is 1% of your Fund account value, which will be automatically redeemed from your account quarterly. Shares will also be automatically redeemed from your account to cover the cost of any state premium taxes, as applicable. The purchase of the Guaranteed Lifetime Income Certificate is limited to investors aged 50 to 80 and requires residing in a state that has approved the Guaranteed Lifetime Income Certificate. Please refer to the Guaranteed Lifetime Income Certificate prospectus that accompanies this Prospectus for more detailed information on how to purchase this benefit. The cancellation of your Guaranteed Lifetime Income Certificate, subject to its contractual provisions, will require redemption or exchange of your G Shares, which are generally taxable transactions for federal income tax purposes.

Class GA and Class GC

You may purchase a Fund's Class GA or Class GC shares through your financial adviser.

Purchase Minimums and Maximums

Minimums:

—Initial:	$2,500
—Subsequent:	$50

Maximum Individual Purchase Amount:

—Class GA shares:	$1,000,000
—Class GC shares:	$1,000,000	*

*  Or such lesser amount as may be defined by your financial adviser.

Class GI Shares

You may purchase Class GI shares through your financial adviser at net asset value ("NAV"). Class GI shares may be purchased and held solely:

■  through accounts established under a program or platform, sponsored and maintained by a registered broker-dealer or other financial adviser approved by Funds Distributor, LLC (the "Distributor") and/or the Allstate Funds; or

■  through a qualified employee benefit plan (e.g., a 401(k) plan).

Purchase Minimum and Maximum

Minimum:

—Initial:	$1,000,000	*

Maximum:

—Class GI shares:	None*

*  The initial purchase minimum is applied by the Distributor at the program or platform account level. The purchase maximum is applied at the individual shareholder account level. The purchase maximum for individual shareholders is $1,000,000.

Buying Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable initial sales charge, you must submit your purchase request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete its review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly,

8

your investment may not be made at the NAV on the day you submit your order to your broker or financial adviser.

Buying Additional Shares Directly from a Fund by Mail:

■  To purchase additional shares, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Mail the check, together with a letter that specifies the Fund name, the account number and the name in which the account is registered to:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Data Financial Services, Inc.
30 Dan Road
Canton, MA 02021

Required Information

Each Fund is required by law to obtain, verify and record certain personal information from you or persons acting on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potential criminal activity, that Fund reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

Each Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General

Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollar or shares), signatures of all owners as registered on the account and any supporting legal documentation that may be required.

The Distributor may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Allstate Funds do not issue share certificates.

All purchases should be made by check in U.S. dollars and made payable to the Allstate Financial Investment Trust, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Allstate Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

The Different Share Class Expenses

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. Only Class GA shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

WHAT IS A RULE 12B-1 FEE?

A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

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ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES

Each Fund has adopted a plan under SEC Rule 12b-1 that allows a Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Fund's shares is:

Distribution and/or Service (Rule 12b-1) Fee (As a Percentage of Aggregate Average Daily Net Assets)
Class GA	0.25%
Class GC	1.00%
Class GI	None

Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class GC shares are subject to higher Rule 12b-1 fees than Class GA shares. The higher fees mean a higher expense ratio, so Class GC shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class GA shares. All or some of these fees may be paid to financial intermediaries, including your financial adviser's firm.

Class GA Shares – Initial Sales Charge Alternative

You can purchase Class GA shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 5.50% of the offering price. Purchases of Class GA shares in the amount of $1,000,000 or more are not subject to a sales charge but, if redeemed within eighteen months, may be subject to a CDSC of up to 1%. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GA shares in a Fund for Class A shares of the same Fund without being subject to a sales charge.

Class GC Shares – Asset-Based Sales Charge Alternative

You can purchase Class GC shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GC shares for Class C shares of the same Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class GC shares.

HOW IS THE CDSC CALCULATED?

The CDSC is applied to the NAV at the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

Class GI Shares

Class GI shares are not subject to any initial or contingent sales charges. However, when you purchase Class GI shares through your financial adviser, your financial adviser may charge you a fee. See "How to Buy Shares" above.

Sales Charge Reduction Programs

This section includes important information about sales charge reduction programs available to investors in Class GA shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information provided in this section is not available on the Allstate Funds' website as the Allstate Funds do not have a website with the capabilities to disclose the following information.

Required Shareholder Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide certain information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of a Fund held in:

■  all of the shareholder's accounts at the Allstate Funds or a financial intermediary;

■  any account of the shareholder at another financial intermediary; and

■  accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

10

You Can Reduce Sales Charges
When Buying Class GA Shares

Breakpoints or Quantity Discounts Offered by the Allstate Funds

The Allstate Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class GA and Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class GA investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints. For purposes of breakpoints and quantity discounts, Class A and Class GA shares are aggregated.

Breakpoints or Quantity Discounts allow larger investments in Class GA shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class GA or Class A shares of any Allstate Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, eighteen month CDSC may apply.

The sales charge schedule of Class GA and Class A share Quantity Discounts is as follows:

	Initial Sales Charge		Discount or Commission to Dealers or Agents of
Amount Purchased	As % of Net Amount Invested	As % of Offering Price	up to % of Offering Price
$0 to $99,999	5.82%	5.50%	5.00%
$100,000 to $249,999	4.71	4.50	4.00
$250,000 to $499,999	3.63	3.50	3.00
$500,000 to $749,999	2.56	2.50	2.10
$750,000 to $999,999	1.52	1.50	1.20
$1,000,000 and above	0.00	0.00	0.00

Rights of Accumulation

To determine if a new investment in Class GA shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in that Fund, and any other Fund, for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is a participant. The Allstate Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other Fund, by:

■  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s);

■  a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

■  the employee benefit plans of a single employer; or

■  any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments, in any Fund and class thereof in certain accounts as described in the "Rights of Accumulation" section, over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, each Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in shares of any Allstate ClearTarget Retirement Fund within 13 months provided an initial minimum investment of $5,000. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class GA shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable on Class GA shares purchased by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase Class GA shares under a single Letter of Intent. By signing the Letter of Intent investors pay a lower sales charge on Class GA shares purchased now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. The Allstate Funds will hold in escrow shares equal to the minimum initial investment. If you do not invest the amount specified in the Letter

11

of Intent before the expiration date, The Allstate Funds will redeem the escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, The Allstate Funds will release the escrowed shares when you have invested the amount agreed to in the Letter of Intent. Dividends and capital gains on shares held in escrow will be credited to your account. Shares held in escrow are not eligible for exchange privileges or redemptions.

Class GA Shares – Sales At NAV

Each Fund may sell its Class GA shares at NAV without an initial sales charge to some categories of investors, including:

■  present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser and its affiliates, or their spouses or domestic partners, siblings, direct ancestors or direct descendants, or any trust, individual retirement account or retirement plan account for the benefit of such person;

■  persons buying shares in certain programs or platforms sponsored and maintained by a registered broker-dealer approved by the Adviser; and

■  officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person.

More information on breakpoints and other sales charge waivers is available in the Allstate Funds' SAI.

CDSC Waivers and Other Programs

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption

CDSC Waivers

The Allstate Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

■  certain exchanges of shares;

■  following the death or disability of a shareholder;

■  if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder that has attained the age of 70 1/2; and

■  if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

Class GA, Class GC and Class GI shareholders automatically have all income and capital gains distributions from their account reinvested in the form of additional shares in the same class of a Fund. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Automatic Investment Program

The Automatic Investment Program allows investors to purchase Class GA and Class GC shares of a Fund through pre-authorized transfers of funds from the investor's bank account. To qualify for the Automatic Investment Program, an investor must make an initial purchase of at least $2,500 and invest at least $50 monthly. Please see the Allstate Funds' SAI for more details.

The "Pros" and "Cons" of Different Share Classes

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class GA shares. Class GA shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Class GC shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class GC shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Thus, Class GC shares are designed for investors with a short-term investing time frame.

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Your financial adviser may receive differing compensation for selling Class GA or Class GC shares. The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of the Fund's shares. For more information, please see the Allstate Funds' SAI.

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of any class of shares made through your financial adviser. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Allstate Funds, including requirements as to the minimum initial, subsequent and maximum investment amounts.

You should consult your financial adviser for assistance in choosing a class of Fund shares.

How Redeeming or Exchanging Shares Affects Your Guaranteed Lifetime Income Certificate

The redemption or exchange of all your G Shares automatically cancels your Guaranteed Lifetime Income Certificate.

How to Exchange Shares

Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GA shares of a Fund for Class A shares of the same Fund or another Fund without being subject to a sales charge. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GC shares for Class C shares of the same Fund or another Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class GC shares. Subject to the terms of the Guaranteed Lifetime Income Certificate, you may exchange your Class GI shares of a Fund for Class I shares of the same Fund or another Fund. You may request an exchange by mail, subject to a $50 minimum. The Allstate Funds may modify, restrict, or terminate the exchange privilege on 60 days' written notice. Exchanges of shares are generally taxable transactions for federal income tax purposes.

How to Sell or Redeem Shares

All share redemption policies herein are subject to the administrative rules under the Guaranteed Lifetime Income Certificate, which are outlined in the accompanying prospectus. Please see the accompanying prospectus with respect to the effect share redemptions may have on the benefits under your Guaranteed Lifetime Income Certificate and the effect cancellation of your Guaranteed Lifetime Income Certificate may have on your ability to purchase a new Guaranteed Lifetime Income Certificate.

Selling Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable CDSC, you must submit your sales request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete this review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your redemption may not be made at the NAV on the day you submit your request to your broker or financial adviser. In addition, your broker or financial adviser is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

How to Sell or Redeem Shares Direct with the Allstate Funds

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange ("the Exchange") is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in good order. Normally, redemption proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or

13

electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Directly to a Fund by Mail:

■  Send a signed letter of instruction to:

Allstate Funds
PO Box 8046
Boston, MA 02266-8046

■  For certified or overnight deliveries, send to:

Allstate Funds
c/o Boston Data Financial Services, Inc.
30 Dan Road
Canton, MA 02021

■  For your protection, a bank, a member firm of FINRA or a national stock exchange or another eligible guarantor who is a member of, or a participant in a signature guarantee program must guarantee signatures. (A notary public is not an eligible guarantor.) Your redemption request must include a signature guarantee if any of the following situations apply:

■  Your redemption is more than $50,000;

■  If you are redeeming shares within 30 days of changing your address or banking instructions;

■  If you want a check in the amount of your redemption to be made payable to someone other than the registered owners on file; or

■  If you want a check in the amount of your redemption to be mailed to a different address.

Systematic Withdrawal Plan

The Allstate Funds offer a systematic withdrawal plan for accounts with a minimum value of $5,000, provided proper notification is provided and certain other contractual provisions of the Guaranteed Lifetime Income Certificate are fulfilled. The systematic withdrawal plan permits the redemption of Class GA or Class GC shares without payment of a CDSC, however such redemptions may affect the benefit provided under the Guaranteed Lifetime Income Certificate. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Fund account would be free of a CDSC. For Class GA or Class GC shares, shares held the longest would be redeemed first. Systematic withdrawals occur on the fifth day of each month unless a different date is provided. If the date of a systematic withdrawal occurs on a non-business day, the withdrawal will be initiated on the previous business day. An account minimum of $5,000 is required to participate in the Systematic Withdrawal Plan. Systematic withdrawals are generally treated as taxable transactions for federal income tax purposes.

Redemptions in Kind:

■  If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for federal income tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

Frequent Purchases and Redemptions of Fund Shares

The Allstate Funds are designed for long-term investors. The Allstate Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Allstate Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Allstate Funds' net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Allstate Funds' long-term performance by requiring the Allstate Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Allstate Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Allstate Funds. These policies and procedures include the following:

■  The Allstate Funds' policy is not to accept knowingly any money intended for the purpose

14

of short-term or excessive trading. Accordingly, you should not invest in the Allstate Funds if your purpose is to engage in short-term or excessive trading, and you should refrain from such practices if you currently own shares of a Fund;

■  The Allstate Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Allstate Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash; and

■  The Allstate Funds may adopt and impose redemption fees if the Board determines that such fees are necessary to minimize or eliminate short-term or excessive trading.

In making the determination to exercise these rights, the Allstate Funds may consider an investor's trading history in the Allstate Funds and accounts under common ownership or control. The Allstate Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Allstate Funds. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Because there is no universally accepted definition of what constitutes short-term or excessive trading, the Allstate Funds will use their reasonable judgment based on all the circumstances.

While the Allstate Funds seek to deter short-term and excessive trading, because the Allstate Funds' policies and procedures involve the exercise of reasonable judgment, the Allstate Funds may not identify or prevent some short-term or excessive trading. Moreover, impositions of trading limitations is triggered by the detection of short-term or excessive trading, and the trading limitations are not applied prior to detecting such trading activity. Therefore, the Allstate Funds' policies and procedures do not prevent such trading before it is detected. As a result, some investors may be able to engage in short-term and excessive trading, while others are prohibited, and the Allstate Funds may experience the adverse effects of short-term and excessive trading described above.

Although the Allstate Funds notify intermediaries of and request that they enforce the Allstate Funds' policy, the Allstate Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Allstate Funds' policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Allstate Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Allstate Funds to direct shareholders. The Allstate Funds reserve the right to limit an intermediary's future access to the Allstate Funds, up to and including termination of the selling agreement held with an intermediary. There is no assurance that the Allstate Funds' policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

How the Allstate Funds Value Their Shares

The price of each Fund's shares is based on its NAV, which in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because certain of the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Fund.

ALLSTATE LARGE CAP INDEX FUND

For the Allstate Large Cap Index Fund, the market value of domestic equity securities is determined by valuing securities traded on national securities markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent

15

sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the fund's NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds' valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Allstate Large Cap Index Fund is carrying the security.

OTHER UNDERLYING PORTFOLIOS

This section applies to the Underlying Portfolios except for the Allstate Large Cap Index Fund.

Each Underlying Portfolio, except for the Allstate Large Cap Index Fund, values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Directors. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

The Board of Directors of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, has delegated responsibility for valuing each applicable Underlying Portfolio's assets to AllianceBernstein. AllianceBernstein has established a Valuation Committee, which operates under the policies and procedures approved by the applicable Underlying Portfolios' Board, to value each applicable Underlying Portfolio's assets on behalf of the Underlying Portfolio. AllianceBernstein's Valuation Committee values Underlying Portfolio assets as described above.

16

GLOSSARY

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity Securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only ("IO") securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.

RATING AGENCIES AND RATED SECURITIES

Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by AllianceBernstein to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

FNMA is the Federal National Mortgage Association.

FHLMC is the Federal Home Loan Mortgage Corporation.

Guaranteed Lifetime Income Benefit Certificate or Guaranteed Lifetime Income Certificate is a Group Contingent Deferred Annuity Contract, which is further detailed in the accompanying prospectus.

Securities Act is the Securities Act of 1933, as amended.

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DESCRIPTION OF UNDERLYING PORTFOLIOS

Each Fund invests in a combination of Underlying Portfolios. Each Fund's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

AllianceBernstein does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, AllianceBernstein reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are expected to be used within each asset class as of April 14, 2008 and the target allocations for each Fund:

Percentage of Fund Expected to Be
Invested in the Specified Underlying Portfolio as of April 14, 2008

	Current Fund	2015*	2010*	2005*	10 Years After**	15 Years After**
Asset Class/Underlying Portfolio(s)
Short Duration Bonds
Short Duration Bond		–	–	–	18.00	27.50
Bonds Subtotal		21.00	28.00	35.00	37.00	37.50
Inflation-Protected Securities		4.00	9.00	14.00	15.00	15.00
Intermediate Duration		10.00	12.00	14.00	19.50	22.50
High-Yield		7.00	7.00	7.00	2.50	–
REITs
Global Real Estate Investment		10.00	10.00	10.00	10.00	10.00
Stocks Subtotal		69.00	62.00	55.00	35.00	25.00
U.S. Large Cap		37.00	34.00	31.00	20.50	15.00
Small-Mid Cap Growth		5.50	4.75	3.75	2.00	1.25
Small-Mid Cap Value		5.50	4.75	3.75	2.00	1.25
International Growth		10.50	9.25	8.25	5.25	3.75
International Value		10.50	9.25	8.25	5.25	3.75

*  As each Fund had not yet commenced operations as of April 14, 2008, the allocations set forth above represent estimated allocations.

**  These allocations are not specific to any Fund, but reflect the expected future allocations of any Fund once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

Stock Portfolios

Allstate Large Cap Index Fund has an investment objective of seeking to approximate the performance of a benchmark index that measures the investment return of U.S. large-capitalization stocks.

The fund employs an indexing investment approach designed to approximate the performance of the Standard & Poor's 500 Index ("S&P 500"), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The fund will attempt to approximate the return of the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500, other stocks/securities outside the S&P 500, or in derivatives including but not limited to futures, swaps and exchange traded funds ("ETFs"), that will aid the subadviser in its goal of approximating the return of the target index. Under normal circumstances, the fund invests at least 80% of its assets in large cap stocks. For this fund, "large cap" stocks are defined as the stocks of companies that, at the time of

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investment, have market capitalizations within the range of market capitalizations of companies constituting the S&P 500.

The fund reserves the right to substitute a different index for the index it currently approximates. In any such instance, the substitute index would measure the same market segment (large cap stocks) as the current index.

The fund may invest in foreign securities to the extent necessary to carry out its investment strategy. It is not expected that the fund will invest more than 5% of its assets in foreign securities.

The fund will attempt to remain as fully invested as practicable; however, there may be a temporary residual uninvested or uncovered cash position due to items such as corporate actions, constituent changes and cash flows. To help stay invested and to reduce transaction costs the fund may invest in derivatives. The fund will not use derivatives for speculation or for leveraging (magnifying or increasing) investment returns.

The adviser to the Allstate Large Cap Index Fund is the Adviser and the subadviser is an affiliate of the Adviser, Allstate Investment Management Company.

AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This portfolio invests primarily in equity securities of REITs and other real estate industry companies. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio's investment policies emphasize investment in real estate companies AllianceBernstein believes have strong property fundamentals and management teams. This portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

This portfolio normally invests in companies in at least three countries other than the United States. This portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The portfolio's investment process relies upon comprehensive fundamental company research produced by AllianceBernstein's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The portfolio's investments include companies that are established as a result of privatizations of state enterprises.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. While the capitalizations of companies in the Russell 2500(TM) Value Index ranged from $19 million to approximately $7.73 billion as of November 30, 2007, the portfolio normally will not invest in companies with market

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capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500(TM) Growth Index ranged from $47 million to $18.286 billion as of November 30, 2007. Because the portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, this portfolio invests in U.S. companies that AllianceBernstein believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. AllianceBernstein relies heavily on the fundamental analysis and research of its internal research staff to select this portfolio's investments. This portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Bond Funds

AllianceBernstein Short Duration Bond Portfolio has an investment objective to provide a moderate rate of income that is subject to taxes. This portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this portfolio invests at least 80% of its net assets in debt securities. This portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective to provide a moderate to high rate of income that is subject to taxes. This portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as securities of U.S. and non-U.S. issuers. This portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the portfolio will use the rating deemed by AllianceBernstein to be the most appropriate under the circumstances. It is expected that the portfolio will not retain a security downgraded below BBB- or Baa3, or if unrated, determined by AllianceBernstein to have undergone similar credit quality deterioration. The portfolio will have 90 days to dispose of such downgraded securities. Unrated securities may be purchased by the portfolio when AllianceBernstein believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the portfolio's investment policies. Under normal circumstances, this portfolio invests at least 80% of its net assets in debt securities. This portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

The portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. This portfolio also may invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

AllianceBernstein Inflation-Protected Securities Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This

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portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities and may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. Under normal circumstances, this portfolio invests at least 80% of its net assets in inflation-protected securities. The portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS 1-10 year Index, which as of December 14, 2007 was 6.58 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This portfolio invests primarily in high-yield debt securities. Under normal circumstances, this portfolio invests at least 80% of its net assets in these types of securities.

This portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. The portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities.

ADDITIONAL INVESTMENT PRACTICES

Each of the Underlying Portfolios also may:

■  Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

■  Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

■  Invest in synthetic foreign equity securities;

■  Enter into forward currency exchange contracts;

■  Enter into swap transactions;

■  Enter into repurchase agreements and reverse repurchase agreements;

■  Enter into standby commitment agreements;

■  Invest in convertible securities;

■  Invest in the securities of supranational agencies and other "semi-governmental" issuers;

■  Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

■  Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

■  Invest up to 15% of its total assets in illiquid securities;

■  Invest in depositary receipts, ETFs, and other derivative instruments representing securities of companies or market indices; and

■  Borrow up to 5% of its assets on a temporary basis and borrow from a bank up to 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, the AllianceBernstein Small-Mid Cap Growth Portfolio and the Allstate Large Cap Index Fund each also may:

■  Invest up to 20% of its total assets in rights and warrants.

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The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

■  Invest in variable, floating, and inverse floating rate investments; and

■  Invest in zero coupon and interest-only or principal-only securities.

Future Developments

An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover

Each of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders for federal income tax purposes as ordinary income.

Temporary Defensive Position

For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings

A description of the Allstate Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Allstate Funds' SAI.

MANAGEMENT OF THE ALLSTATE FUNDS

Investment Adviser

Each Fund's investment adviser is Allstate Institutional Advisors, LLC, 3100 Sanders Road, Suite J5, Northbrook, Illinois 60062. The Adviser is a wholly owned Delaware subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation. The Adviser was formed in 2008 and has a limited operating history as of the date of this prospectus.

The Adviser manages the Allstate Funds selecting one or more subadvisers to manage the Allstate Funds' portfolios. The Adviser is responsible for identifying and selecting subadvisers subject to shareholder approval. The Adviser also monitors the performance of such subadvisers. As the investment adviser to each Fund, the Adviser is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, the Adviser pays the subadviser of a Fund. For these advisory services, each Fund will pay the Adviser a fee as a percentage of average daily net assets at an annualized rate as shown in the table below.

Allstate Funds	Management Fee (as a percentage of average daily net assets)
Allstate ClearTarget 2005 Retirement Fund	0.85%
Allstate ClearTarget 2010 Retirement Fund	0.85%
Allstate ClearTarget 2015 Retirement Fund	0.85%

The Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse a portion of the Fund's operating expenses as shown in the expense tables beginning on page 5 of this Prospectus. The expense limitation agreement does not cover fees and expenses of the Underlying Portfolio or the expense of the Guaranteed Lifetime Income Certificate. This agreement to limit expenses extends through December 31, 2009. The Adviser may also recoup the amount of any advisory fee

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waived or expense reimbursed within three years after the year in which the Adviser incurred the expense if the recoupment does not exceed the expense limitation.

The Adviser has engaged AllianceBernstein as subadviser to manage the investment portfolios of the Allstate Funds. A discussion regarding the Board of Trustees of the Allstate Funds' basis for approving the investment advisory agreements and subadvisory agreements will be available in the annual report for the period ending August 31, 2008.

Subadviser

Each Fund's subadviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading international investment adviser managing client accounts with assets as of December 31, 2007 totaling approximately $800 billion (of which approximately $103 billion represented assets of investment companies). As of December 31, 2007, AllianceBernstein managed retirement assets for many of the largest public and private employee benefit plans (including 57 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 40 registered investment companies managed by AllianceBernstein, comprising 120 separate investment portfolios, currently have approximately 4.1 million shareholder accounts.

Portfolio Managers

The management of and investment decisions for the Allstate Funds are made by AllianceBernstein's Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on the AllianceBernstein growth, value and fixed-income investment teams and, in turn, the fundamental research of the AllianceBernstein large internal research staff. No one person is principally responsible for coordinating the Allstate Funds.

The following table lists the five persons within the Blend Investment Policy Team with the most significant responsibility for day-to-day management of the Allstate Funds, the length of time that each person has been jointly and primarily responsible for the Allstate Funds and each person's principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Thomas J. Fontaine; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is a senior portfolio manager and director of research for the AllianceBernstein Blend Strategies Team.

Mark A. Hamilton; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is a senior portfolio manager for the AllianceBernstein Blend Strategies Team.

Joshua Lisser; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is the Chief Investment Officer for structured equities at AllianceBernstein and is a member of the AllianceBernstein Blend Strategies Team.

Seth J. Masters; since inception; Executive Vice President of AllianceBernstein	Executive Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is the Chief Investment Officer for the AllianceBernstein Blend Strategies Team and serves on the Management Executive Committee.

Christopher H. Nikolich; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. He is a senior portfolio manager for the AllianceBernstein Blend Strategies Team and he is a portfolio manager in the index strategies group where he manages risk controlled equity services.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Allstate Funds is available in the SAI.

23

DIVIDENDS, DISTRIBUTIONS AND TAXES

Because each Fund intends to qualify, and will elect to be treated as a regulated investment company for federal income tax purposes, the Allstate Funds will generally not pay federal income tax on the income and gains that they distribute to you.

A Fund's income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. A Fund's income from certain qualifying dividends, designated as such by the Fund, will be paid to shareholders as "qualified dividend income." Net realized long-term capital gains are paid to shareholders as capital gains distributions. Dividends and capital gain distributions are normally declared in December and paid in December or January. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

Dividends and capital gains distributions are automatically reinvested in additional shares of the Fund. Except for those shareholders exempt from federal income taxation, dividends and capital gain distributions will be taxable to shareholders. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and foreign taxes.

Net capital gain distributions (net gains relating to capital assets held by a Fund for more than 12 months less any net short-term capital losses for the year) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, net capital gain distributions made to individual and other noncorporate shareholders are currently taxed at rates up to 15% (which rates will increase to 20% for taxable years beginning after December 31, 2010). Dividends representing certain net investment income and net realized short-term capital gains are taxed as ordinary income at federal income tax rates up to 35% for individuals. Dividends representing "qualified dividend income," however, are currently taxed to individuals and other noncorporate shareholders at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied, although this favorable treatment for qualified dividend income is set to expire for taxable years beginning after December 31, 2010.

Generally, the character of the dividends and distributions the Allstate Funds receive from the Underlying Portfolios will pass through to shareholders, subject to certain exceptions, as long as the Fund and Underlying Portfolio each qualify as a regulated investment company for federal income tax purposes. If a Fund receives dividends from an Underlying Portfolio that qualifies as a regulated investment company and the Underlying Portfolio designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets certain holding period and other requirements with respect to the shares of the Underlying Portfolio. Dividends received from certain foreign corporations and from most REITs are not expected to qualify for treatment as qualified dividend income. The use of a fund-of-funds structure could affect the amount, timing and type of dividends and distributions paid by the Allstate Funds and, therefore, may increase the amount of taxes payable by shareholders of the Allstate Funds.

A shareholder's redemption of a Fund's shares will generally be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the amount received for such shares and their adjusted tax basis in the shares redeemed. If such shares are held as a capital asset at the time of sale, the gain or loss generally will be a capital gain or loss and will generally constitute long-term capital gain or loss if the redeemed shares were held for more than one year.

Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan (for example, a 401(k) plan or IRA) are generally tax deferred. This means that you are not required to report Fund distributions on your federal income tax return in the year paid by the Fund, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

24

"Buying a Dividend." Dividends and distributions are paid to shareholders as of the record date for the dividend or distribution of a Fund. Dividends and capital gains awaiting distribution are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the dividend or distribution, net of any subsequent market fluctuations. You should be aware that dividends and distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. If you purchase shares of a Fund shortly before or on the record date of a dividend or distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable dividends and distributions. Such dividends and distributions can occur even in a year when a Fund has a negative return.

Unless your account is set up as a tax-deferred account, dividends and distributions paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of a Fund and whether or not you reinvest the dividends.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS regulations. If you fail to provide your TIN or the proper tax certifications, each Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxes. Dividends, interest, and some capital gains received by the Underlying Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. Any foreign taxes paid or accrued by an Underlying Portfolio will represent an expense to the Underlying Portfolio and may reduce the returns of the Allstate Funds that invest in the Underlying Portfolio may reduce the returns of that Fund. It is not anticipated that any of the Allstate Funds will qualify to pass through to shareholders foreign taxes paid by the Allstate Funds or Underlying Portfolios.

The foregoing discussion is only a general summary of certain federal income tax laws and their effect on shareholders. You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of each Fund with respect to your specific circumstances before investing in a Fund. For a more detailed discussion of federal income tax consequences, see the SAI – "Federal Income Tax Matters."

FINANCIAL HIGHLIGHTS

The Allstate Funds are new and do not have an operating history. Information will be included in the Allstate Funds' first annual report.

25

GENERAL INFORMATION

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

During drastic economic or market developments, you might have difficulty in reaching the Allstate Funds by telephone, in which event you should issue written instructions to the Allstate Funds. The Allstate Funds are not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. The Allstate Funds will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. The Allstate Funds offer a variety of shareholder services. For more information about these services or your account, call the Allstate Funds' toll-free number, (877) 663-3232. Some services are described in the Subscription Application.

Householding. Many shareholders of the Allstate Funds have family members living in the same home who also own shares of the same Allstate Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund and to reduce expenses of the Fund, the Allstate Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call the Allstate Funds at (877) 663-3232.

The Allstate Large Cap Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Allstate Large Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Allstate Large Cap Index Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P's and its third party licensor's only relationship to the Allstate Financial Investment Trust is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the S&P 500 which is determined, composed and calculated by S&P or its third party licensors without regard to the Allstate Financial Investment Trust or the Allstate Large Cap Index Fund. S&P and its third party licensors have no obligation to take the needs of the Allstate Financial Investment Trust or the owners of the Allstate Large Cap Index Fund into consideration in determining, composing or calculating the S&P 500. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Allstate Large Cap Index Fund or the timing of the issuance or sale of the Allstate Large Cap Index Fund or in the determination or calculation of the equation by which the Allstate Large Cap Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Allstate Large Cap Index Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

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The S&P®, S&P 500®, Standard & Poor's® and Standard & Poor's 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Allstate Financial Investment Trust.

For more information about the Allstate Funds, the following documents are available upon request:

• Annual/Semi-Annual Reports To Shareholders

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

• STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Allstate Funds have an SAI, which contains more detailed information about each Fund, including operations and investment policies. The SAI is incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report, when available, or SAI, or make inquiries concerning the Allstate Funds, by contacting your broker or other financial intermediary, by contacting the Allstate Funds:

By Mail:

PO Box:
Allstate Funds
PO Box 8046
Boston, MA 02266-8046

or

Overnight Address:
Allstate Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021

By Phone: (877) 663-3232

Or you may view or obtain these documents from the SEC:

■  Call the SEC at 1-202-551-8090 for information on the operation of the Public Reference Room.

■  Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

■  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Allstate® and the "Good Hands" Logo are registered trademarks and service marks used by permission of the owner, Allstate Insurance Company.

Investment Company Act File Number: 811-22165

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